Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

25.  Cash and cash equivalents

	31 December	31 December
	2021	2020
Cash in hand	184	179
Banks	18,640,827	11,858,067
- Demand deposits	3,045,179	975,753
- Time deposits	15,595,648	10,882,314
Other cash and cash equivalents	—	8,354
Impairment loss provision	(12,346)	(6,045)
Cash and cash equivalents	18,628,665	11,860,555

As at 31 December 2021, the average effective interest rates of TL, USD, EUR and RMB time deposits are 27.7%, 1.3%, 0.5% and 0.3% (31 December 2020: 17.4%, 2.8%, 1.8% and 0.7%) respectively.

As at 31 December 2021, average maturity of time deposits is 29 days (31 December 2020: 30 days).

As of 31 December 2021, the net amount of cash and cash equivalents is TL 18,619,881 excluding the interest income accrual amounting to TL 8,784.